Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net sales	$ 22,258	$ 14,779	$ 22,652
Cost of sales	(12,869)	(8,578)	(12,871)
Depreciation of production assets	(301)	(736)	(325)
Gross profit	9,088	5,465	9,456
Other operating income	183	43	180
Research & development expenses	(7,007)	(6,012)	(6,422)
Selling & marketing expenses	(10,226)	(7,355)	(7,929)
General & administrative expenses	(18,726)	(10,673)	(15,789)
Total operating expenses	(35,776)	(23,997)	(29,960)
Operating loss	(26,688)	(18,532)	(20,504)
Non-operating income	8,638	1,127	1,918
Debt conversion expense	(325)
Gain on derivative liability	0	44	214
Gain / (loss) on debt extinguishment	0	0	(233)
Interest and amortization of debt discount	(1,057)	(458)	(742)
Non-operating expenses	(4,755)	(11,079)	(3,670)
Loss from continuing operations before income tax expense	(24,187)	(28,898)	(23,017)
Income tax expense	93	(9)	(13)
Loss from continuing operations, net	(24,094)	(28,907)	(23,030)
Discontinued operations:
Net sales from discontinued operations	0	0	1,934
Cost of sales from discontinued operations	0	0	(791)
Total operating and non-operating expenses from discontinued operations	0	0	(1,801)
Income tax recovery from discontinued operations	0	0	42
Gain on disposal of a business, net of tax on disposal	0	0	31,100
Income / (loss) on discontinued operations	0	0	30,484
Net income / (loss)	(24,094)	(28,907)	7,454
Less: Net income / (loss) attributable to noncontrolling interests	(3,754)	(248)	(733)
Net income / (loss) attributable to WISeKey International Holding AG	$ (20,340)	$ (28,659)	$ 8,187
Earnings per share
Earnings from continuing operations per share - Basic	$ (0.34)	$ (0.68)	$ (0.64)
Earnings from continuing operations per share - Diluted	(0.34)	(0.68)	(0.64)
Earnings from discontinued operations per share - Basic	0	0	0.84
Earnings from discontinued operations per share - Diluted	0	0	0.81
Earning per share attributable to WISeKey International Holding AG
Basic	(0.28)	(0.67)	0.23
Diluted	$ (0.28)	$ (0.67)	$ 0.23
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustments	$ (1,534)	$ 1,729	$ 516
Change in unrealized gains related to available-for-sale debt securities	(1,965)	5,385	0
Net gain (loss) arising during period	1,572	1,189	(2,199)
Reclassification adjustments	7,350
Other comprehensive income / (loss)	(5,347)	8,303	(1,683)
Comprehensive income / (loss)	(29,441)	(20,604)	5,771
Other comprehensive income / (loss) attributable to noncontrolling interests	186	(95)	(127)
Other comprehensive income / (loss) attributable to WISeKey International Holding AG	(5,533)	8,398	(1,556)
Comprehensive income / (loss) attributable to noncontrolling interests	(3,567)	(343)	(860)
Comprehensive income / (loss) attributable to WISeKey International Holding AG	$ (25,874)	$ (20,261)	$ 6,631